TAXES PAYABLE (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 193,484	$ 27,010	¥ 439,771
Income tax payable	440,030	61,426	440,060
Other taxes payable	162,115	22,630	113,534
Total taxes payable	¥ 795,629	$ 111,066	¥ 993,365